Investment Securities (Tables)	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Schedule Of Amortized Cost And Estimated Fair Value Of Securities

June 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,248,789	$4,961	$-	$1,253,750
U.S. government agency	25,188,480	77,681	(6,202)	25,259,959
Municipal securities	51,203,507	1,737,763	(293,127)	52,648,143
Mortgage backed	87,028,548	2,397,596	(85,213)	89,340,931
	$164,669,324	$4,218,001	$(384,542)	$168,502,783

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

Securities With Unrealized Losses By Length Of Impairment

June 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	18,003,817	80,094
Total unrealized losses less than 12 months	32,507,501	379,422

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	1,330,430	5,120
Total unrealized losses greater than 12 months	1,330,430	5,120

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	19,334,247	85,214
Total unrealized losses	$33,837,931	$384,542

Contractual Maturities And Pledged Securities

June 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$2,411,463	$2,422,593
Over one to five years	15,028,622	15,140,922
Over five to ten years	29,287,068	30,070,174
Over ten years	117,942,173	120,869,095
	$164,669,324	$168,502,783
Pledged securities	$35,825,910	$36,612,217